Document and Entity Information	Dec. 09, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001941365
Current Fiscal Year End Date	--12-25
Document Type	8-K
Document Period End Date	Dec. 09, 2022
Entity Registrant Name	MasterBrand, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-41545
Entity Tax Identification Number	88-3479920
Entity Address, Address Line One	One MasterBrand
Entity Address, Address Line Two	Cabinets Drive
Entity Address, City or Town	Jasper
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47546
City Area Code	812
Local Phone Number	482-2527
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MBC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false